Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of the cost of an acquired business over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination. At December 31, 2013, we had $472.9 million of goodwill recorded in our Packaging segment and $53.9 million in our Paper segment on our Consolidated Balance Sheet.

Changes in the carrying amount of our goodwill are as follows (dollars in thousands):

Goodwill
Balance at January 1, 2012	$58,214
Acquisitions	14,098
Adjustments related to purchase accounting	(5,152)
Balance at December 31, 2012	67,160
Acquisitions (a)	459,629
Balance at December 31, 2013	$526,789
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(a)	In 2013, in addition to acquiring Boise and recording $458.6 million of goodwill, we acquired Damage Prevention Company for $6.3 million and recorded $1.1 million of goodwill in the Packaging segment.

Intangible Assets

Intangible assets are comprised of customer relationships and trademarks and trade names.

The weighted average useful life, gross carrying amount, and accumulated amortization of our intangible assets were as follows (dollars in thousands):

	As of December 31, 2013			As of December 31, 2012
	Weighted Average Remaining Useful Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted Average Remaining Useful Life (in Years)	Gross Carrying Amount	Accumulated Amortization
Customer relationships	15.4	$306,361	$16,509	16.7	$48,261	$10,663
Trademarks and trade names	14.7	21,370	794	2.6	770	248
Other	3.0	220	109	3.7	220	57
Total intangible assets (excluding goodwill)	15.4	$327,951	$17,412	16.5	$49,251	$10,968

Amortization expense was $6.4 million, $3.1 million, and $1.4 million for the years ended December 31, 2013, 2012, and 2011, respectively. Estimated amortization expense of intangible assets over the next five years is expected to approximate $22.1 million (2014), $22.0 million (2015), $21.9 million (2016), $21.9 million (2017) and $21.7 million (2018).

Impairment Testing

We test goodwill for impairment annually in the fourth quarter or sooner if events or changes in circumstances indicate that the carrying value of the asset may exceed fair value. Additionally, when we experience changes to our business or operating environment, we evaluate the remaining useful lives of our finite-lived purchased intangible assets to determine whether any adjustments to the useful lives are necessary. We completed our test in fourth quarter, and there is no indication of goodwill or intangible asset impairment.